LEASES - Component of Aggregate Investment in Leases (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Minimum lease payments	$ 29,764	$ 10,164
Unearned lease income	(20,397)	(7,323)
Lease receivable	9,367	2,841
Expected credit loss provision	(141)	(59)
Present value of unguaranteed residual value	140	28
Sales-type lease, net investment in lease, before allowance for credit loss	9,366	2,810
Current portion included in Other current assets (Note 7)	(1,256)	(333)
Sales-type lease, net investment in lease, before allowance for credit loss, noncurrent	8,110	2,477
Currency Translation Adjustments
Lessee, Lease, Description [Line Items]
Expected credit loss provision	$ (2)	$ 6